Leases-Group as Lessor - Future Minimum Rentals (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [Line Items]
Future Minimum Rentals Payable Under Non-Cancelable Operating Leases	¥ 48	¥ 19
Less than one year [member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Future Minimum Rentals Payable Under Non-Cancelable Operating Leases	23	¥ 19
One to five years [member]
Disclosure of finance lease and operating lease by lessor [Line Items]
Future Minimum Rentals Payable Under Non-Cancelable Operating Leases	¥ 25